Property, Plant and Equipment - Schedule of Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ (1,580,217)	¥ (1,426,678)	¥ (1,244,072)
Research and development expenses	(730,227)	(729,924)	(633,325)
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(1,485)	(6,225)	(375)
Selling, general and administrative expenses	(34)	0	(75)
Research and development expenses	(1)	(1,307)	0
Other operating expenses	(3,257)	(7,923)	(1,881)
Total	¥ (4,778)	¥ (15,454)	¥ (2,331)